[GRAPHIC]

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

PIONEER FUND VCT PORTFOLIO--CLASS II SHARES

ANNUAL REPORT

DECEMBER 31, 2002

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Fund VCT Portfolio

    Portfolio and Performance Update                       2

    Portfolio Management Discussion                        3

    Schedule of Investments                                4

    Financial Statements                                   8

    Notes to Financial Statements                         12

    Report of Independent Auditors                        16

    Trustees, Officers and Service Providers              17

PIONEER FUND VCT PORTFOLIO                      PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO AND PERFORMANCE UPDATE 12/31/02

[CHART]

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

U.S. Common Stocks                                88.4%
Depositary Receipts for international Stocks       5.1%
Temporary Cash Investments                         5.0%
International Common Stocks                        1.5%

[CHART]

SECTOR DISTRIBUTION
(As a percentage of equity holdings)

Financial                        16.3%
Industrials                      14.3%
Consumer Discretionary           14.3%
Information Technology           11.5%
Health Care                      11.2%
Consumer Staples                 10.9%
Energy                            8.7%
Materials                         6.5%
Telecommunication Services        4.1%
Utilities                         2.2%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

   1. ChevronTexaco Corp.                                          2.79%
   2. IBM Corp.                                                    2.33
   3. SBC Communications, Inc.                                     2.25
   4. Schering Plough Corp.                                        2.06
   5. Exxon Mobil Corp.                                            1.95

Holdings will vary for other periods.

PRICES AND DISTRIBUTIONS--CLASS II SHARES

                                                         12/31/02        12/31/01
Net Asset Value per Share                                 $ 15.25         $ 19.05

DISTRIBUTIONS PER SHARE               INCOME         SHORT-TERM        LONG-TERM
(1/1/02 - 12/31/02)                   DIVIDENDS      CAPITAL GAINS     CAPITAL GAINS
                                      $  0.1423      $    -            $    -

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II SHARES

The following chart shows the change in value of an investment made in PIONEER FUND VCT PORTFOLIO at net asset value, compared to that of the Standard & Poor's (S&P) 500 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

              PIONEER FUND
             VCT PORTFOLIO*   S&P 500 INDEX
  5/1/2000        $  10,000      $   10,000
12/31/2000        $   9,839      $    9,071
12/31/2001        $   8,748      $    7,997
12/31/2002        $   7,064      $    6,234

The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.

AVERAGE ANNUAL
TOTAL RETURNS
(As of December 31, 2002)

NET ASSET VALUE*

Life-of-Class                  -12.21%
(5/1/00)
1 Year                         -19.25%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. This Portfolio report must be preceded or accompanied by a variable contract separate account report for the contracts through which the Portfolio is available. The separate account's report contains Portfolio performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on distributions or redemption of shares.

PIONEER FUND VCT PORTFOLIO                      PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO MANAGEMENT DISCUSSION 12/31/02

In the following discussion, John Carey, portfolio manager of Pioneer Fund VCT Portfolio, gives his overview of the challenging market of last year and how it affected the Portfolio.

Q: PLEASE DISCUSS THE RESULTS FOR THE PIONEER FUND VCT PORTFOLIO OVER THE PAST
   YEAR.

A: Throughout the year 2002, investors were troubled by earnings shortfalls, corporate scandals, international tensions and the uncertain economy. While the market from time to time showed strength, it finished the year with a thud. As measured by the Standard & Poor's 500, the market closed down 22.10%. By comparison, Class II shares of Pioneer Fund VCT Portfolio declined by 19.25% at net asset value.

   Especially painful were the declines in our pharmaceutical and automotive stocks. Technology issues turned in another awful year. Individual securities in the energy and financial-services sectors also hurt performance. On the brighter side, we had some outstanding successes in the industrials and consumer staples. Our gold-mining stock, Newmont Mining, was up 55% as speculators flocked to precious metals at an anxious time in world affairs.

Q: WHAT IS YOUR VIEW OF THE CURRENT MARKET ENVIRONMENT? HOW DOES THE WORLDWIDE
   POLITICAL SITUATION AFFECT THE WAY YOU STRUCTURE THE PORTFOLIO?

A: The market remains difficult, though we believe one might reasonably expect some improvement with a better economy. Major short-term issues for the market include, for sure, the problems with Iraq and North Korea, the chaos in Venezuela, and the financial distress in Brazil, among other international trouble spots. The management and accounting offenses disclosed over the past year or so also remain fresh in investors' memories. It has likewise seemed that no sooner did the November elections end than the 2004 presidential campaign began. The possibility that at last some consensus might emerge in Washington over fiscal stimuli, tax relief and regulatory reform now appears less likely, though we may yet be surprised.

Q: ARE THERE ANY SECTORS YOU FIND PARTICULARLY ATTRACTIVE NOW OR, ALTERNATIVELY,
   THAT YOU ARE AVOIDING?

A: We remain interested in some of the cyclical sectors and industries that we think might respond well as the business cycle turns upward. Basic materials, energy, industrials, and consumer discretionary are all sectors where we have significant holdings. We have average exposure to technology, where we do see the prospects for recovery, but where the stock-price valuations are not in every case as cheap as one might expect. We have been cautious on the financials, though we continue "nibbling" at them when we see a buying opportunity. Health care is also an area where we are underweight relative to the S&P 500.

   During the second half of the year, we added eight positions to Pioneer Fund VCT Portfolio and eliminated fifteen positions. New positions included Lockheed Martin, leader in aerospace; United Parcel Service, premier package deliverer; Family Dollar Stores, discount retailer; United Health Group and Wellpoint Health Network, health-care providers; and Consolidated Edison and Southern Company, electric utilities. We also received shares of Del Monte Foods in a spin out from H. J. Heinz.

   Shares sold covered the gamut from technology and retailing to entertainment and pharmaceuticals. In some cases, notably in our sales of Kohl's and Viacom, we realized very substantial profits from long-term holdings that we thought had reached a full value. In other cases, for example Electronic Data Systems, Interpublic, Safeway, Allegheny Energy, and Corning, we sold out of distress over the difficulties in which the companies found themselves. In other cases, for instance Ingersoll Rand and Glaxo SmithKline, we just felt we had more attractive alternatives.

Q: HOW CAN AN INVESTOR USE PIONEER'S 75-YEAR HISTORY TO HIGHLIGHT THE IMPORTANCE
   OF A LONG-TERM INVESTMENT HORIZON?

A: Over seven-and-a-half decades, we have seen many different kinds of markets, many different economic conditions, many different international situations. Yet over that whole period, stocks have usually moved higher when the fundamentals have supported such a move. The main driver of higher share prices has always been the earnings stream of the companies. Dividends, which companies pay out of earnings, have also contributed a substantial part of the total return on stocks over the long term. When companies have not done well, eventually their shares have not done well. There does appear to be a correlation between sound business success and attractive investment opportunities. In that sense, the stock market is not so difficult to predict, and the work we do is not so hard to understand.

   Also sometimes overlooked is the likelihood of making mistakes! That is why diversification is so important. We are reminded of the old saying, "Judgment comes from experience, experience comes from bad judgment." Over time it is possible to build up a "memory bank" of the kinds of things that can go wrong and the warning signs that they're about to happen. For us this is very much still a "work in progress," but our rich experience of 75 years has provided us with much material to form our judgment.

Q: AFTER THREE YEARS OF DREADFUL STOCK MARKETS, MANY PEOPLE ARE WONDERING IF
   THERE WILL BE A REBOUND IN 2003. WHAT ARE YOUR THOUGHTS?

A: In looking every day, as we do, at stock prices, we find that bad news appears reflected in many of the prices, but that good news is still greeted skeptically by investors and is not in too many of the prices. From our point of view as contrarian investors, the negative sentiment is a buying signal. Certainly prices are much lower than they were three years ago for companies that in many cases are bigger, stronger, and more profitable. In other cases, the market does not seem to have discounted at all the prospects for recovery in earnings at companies. Other encouraging conditions to which we would point include low interest rates, moderate inflation, high productivity, and implementation of major cost controls at many companies. Capital spending should, we think, improve over the next two years, and that will help increase the economic growth rate. Corporations are taking steps to restore their credibility. Inventories are under control. In short, there are reasons for optimism. Thank you very much for your continued support during these challenging times.

PIONEER FUND VCT PORTFOLIO                      PIONEER VARIABLE CONTRACTS TRUST

SCHEDULE OF INVESTMENTS 12/31/02

     SHARES                                                    VALUE
             COMMON STOCKS - 95.0%
             ENERGY - 8.3%
             INTEGRATED OIL & GAS - 7.0%
     45,500  BP Amoco Plc (A.D.R.)                     $   1,849,575
     71,200  ChevronTexaco Corp.                           4,733,376
     19,690  CononcoPhillips                                 952,799
     94,900  Exxon Mobil Corp.                             3,315,806
     17,900  Royal Dutch Petroleum Co.                       787,958
     21,100  Shell Transport & Trading Co. (A.D.R.)          821,212
                                                       -------------
                                                       $  12,460,726
                                                       -------------
             OIL & GAS DRILLING - 1.3%
     20,400  Transocean Offshore Inc.                  $     473,280
     17,600  Schlumberger Ltd.                               740,784
     33,400  Smith International, Inc.*                    1,089,508
                                                       -------------
                                                       $   2,303,572
                                                       -------------
             TOTAL ENERGY                              $  14,764,298
                                                       -------------
             MATERIALS - 6.2%
             ALUMINUM - 0.8%
     59,200  Alcoa, Inc.                               $   1,348,576
                                                       -------------
             COMMODITY CHEMICALS - 1.7%
     18,400  Air Products & Chemicals, Inc.            $     786,600
     30,800  E.I. du Pont de Nemours and Co.               1,305,920
     34,400  Dow Chemical Co.                              1,021,680
                                                       -------------
                                                       $   3,114,200
                                                       -------------
             DIVERSIFIED CHEMICALS - 0.4%
     14,700  PPG Industries, Inc.                      $     737,205
                                                       -------------
             DIVERSIFIED METALS & MINING - 2.0%
     28,000  Phelps Dodge Corp.*                       $     886,200
    130,500  Rio Tinto Plc                                 2,607,105
                                                       -------------
                                                       $   3,493,305
                                                       -------------
             PAPER PRODUCTS - 0.6%
     41,000  Meadwestvaco Corp                         $   1,013,110
                                                       -------------
             PRECIOUS METALS & MINERALS - 0.7%
     45,900  Newmont Mining Corp.                      $   1,332,477
                                                       -------------
             TOTAL MATERIALS                           $  11,038,873
                                                       -------------
             CAPITAL GOODS - 7.3%
             AEROSPACE & DEFENSE - 2.2%
     19,000  Boeing Co.                                $     626,810
     35,600  General Dynamics Corp.                        2,825,572
      7,000  Lockheed Martin Corp.                           404,250
                                                       -------------
                                                       $   3,856,632
                                                       -------------
             ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
     14,700  Emerson Electric Co.                      $     747,495
     11,000  General Electric Co.                            267,850
                                                       -------------
                                                       $   1,015,345
                                                       -------------
             INDUSTRIAL CONGLOMERATES - 2.9%
     18,200  Diebold, Inc.                             $     750,204
     16,500  Illinois Tool Works, Inc.                     1,070,190
     18,100  Johnson Controls, Inc.                        1,451,077
      3,200  3M Co.                                          394,560
     25,000  United Technologies Corp.                     1,548,500
                                                       -------------
                                                       $   5,214,531
                                                       -------------
             INDUSTRIAL MACHINERY - 1.6%
     26,800  Caterpillar, Inc.                         $   1,225,296
     36,900  Deere & Co.                                   1,691,865
                                                       -------------
                                                       $   2,917,161
                                                       -------------
             TOTAL CAPITAL GOODS                       $  13,003,669
                                                       -------------
             COMMERCIAL SERVICES & SUPPLIES - 2.8%
             DATA PROCESSING SERVICES - 1.4%
     31,300  Automatic Data Processing, Inc.           $   1,228,525
     17,300  DST Systems, Inc.*                              615,015
     20,250  Fiserv, Inc.*                                   687,488
                                                       -------------
                                                       $   2,531,028
                                                       -------------
             EMPLOYMENT SERVICES - 0.6%
     66,400  Robert Half International, Inc*           $   1,069,704
                                                       -------------
             OFFICE SERVICES & SUPPLIES - 0.8%
     37,500  Canon, Inc. (A.D.R.)                      $   1,381,875
                                                       -------------
             TOTAL COMMERCIAL SERVICES &
             SUPPLIES                                  $   4,982,607
                                                       -------------
             TRANSPORTATION - 3.5%
             AIRLINES - 0.8%
    109,600  Southwest Airlines Co.                    $   1,523,440
                                                       -------------
             RAILROADS - 2.2%
     32,000  Burlington Northern, Inc.                 $     832,320
    116,400  Norfolk Southern Corp.                        2,326,836
     12,700  Union Pacific Corp.                             760,349
                                                       -------------
                                                       $   3,919,505
                                                       -------------
             TRUCKING - 0.5%
     13,500  United Parcel Service                     $     851,580
                                                       -------------
             TOTAL TRANSPORTATION                      $   6,294,525
                                                       -------------
             AUTOMOBILES & COMPONENTS - 2.0%
             AUTOMOBILE MANUFACTURERS - 2.0%
    117,127  Ford Motor Corp.                          $   1,089,281
     34,500  General Motors Corp.                          1,271,670
     24,750  Paccar, Inc.                                  1,141,718
                                                       -------------
                                                       $   3,502,669
                                                       -------------
             TOTAL AUTOMOBILES & COMPONENTS            $   3,502,669
                                                       -------------
             CONSUMER DURABLES & APPAREL - 1.5%
             HOUSEWARES & SPECIALTIES - 0.6%
     25,100  Sony Corp. (A.D.R.)                       $   1,036,881
                                                       -------------

   The accompanying notes are an integral part of these financial statements.

     SHARES                                                    VALUE
             PHOTOGRAPHIC PRODUCTS - 0.9%
     48,500  Eastman Kodak Co.                         $   1,699,440
                                                       -------------
             TOTAL CONSUMER DURABLES & APPAREL         $   2,736,321
                                                       -------------
             MEDIA - 6.1%
             ADVERTISING - 1.0%
     28,300  Omnicom Group                             $   1,828,180
                                                       -------------
             PUBLISHING - 5.1%
     14,000  Dow Jones & Company, Inc.                 $     605,220
     40,800  Gannett Co.                                   2,929,440
    106,300  John Wiley & Sons, Inc.                       2,552,263
     50,400  McGraw-Hill Co., Inc.                         3,046,176
                                                       -------------
                                                       $   9,133,099
                                                       -------------
             TOTAL MEDIA                               $  10,961,279
                                                       -------------
             RETAILING - 4.0%
             DEPARTMENT STORES - 0.4%
     30,400  May Department Stores Co.                 $     698,592
                                                       -------------
             GENERAL MERCHANDISE STORES - 2.8%
     23,100  Family Dollar Stores, Inc.                $     720,951
     87,000  Target Corp.                                  2,610,000
     31,800  Wal-Mart Stores, Inc.                         1,606,218
                                                       -------------
                                                       $   4,937,169
                                                       -------------
             HOME IMPROVEMENT RETAIL - 0.7%
     31,500  Lowe's Companies, Inc.                    $   1,181,250
                                                       -------------
             SPECIALTY STORES - 0.1%
     13,000  Barnes & Noble, Inc.*                     $     234,910
                                                       -------------
             TOTAL RETAILING                           $   7,051,921
                                                       -------------
             FOOD & DRUG RETAILING - 6.8%
             DRUG RETAIL - 1.7%
     20,400  CVS Corp.                                 $     509,388
     89,700  Walgreen Co.                                  2,618,343
                                                       -------------
                                                       $   3,127,731
                                                       -------------
             FOOD DISTRIBUTORS - 1.0%
     17,953  Del Monte Foods Co.*                      $     138,241
     54,300  Sysco Corp.                                   1,617,597
                                                       -------------
                                                       $   1,755,838
                                                       -------------
             FOOD RETAIL - 4.1%
     55,900  Campbell Soup Co.                         $   1,311,973
     29,100  General Mills, Inc.                           1,366,245
     47,200  H.J. Heinz Co., Inc.                          1,551,464
     17,900  Hershey Foods Corp.                           1,207,176
     80,500  Sara Lee Corp.                                1,812,055
                                                       -------------
                                                       $   7,248,913
                                                       -------------
             TOTAL FOOD & DRUG RETAILING               $  12,132,482
                                                       -------------
             FOOD, BEVERAGE & TOBACCO - 1.0%
             SOFT DRINKS - 1.0%
     42,200  PepsiCo, Inc.                             $   1,781,684
                                                       -------------
             TOTAL FOOD, BEVERAGE & TOBACCO            $   1,781,684
                                                       -------------
             HOUSEHOLD & PERSONAL PRODUCTS - 2.6%
             HOUSEHOLD PRODUCTS - 2.6%
     42,600  Colgate-Palmolive Co.                     $   2,233,518
     28,200  Procter & Gamble Co.*                         2,423,508
                                                       -------------
                                                       $   4,657,026
                                                       -------------
             TOTAL HOUSEHOLD & PERSONAL PRODUCTS       $   4,657,026
                                                       -------------
             HEALTH CARE EQUIPMENT & SERVICES - 4.2%
             HEALTH CARE DISTRIBUTORS &
             SERVICES - 3.1%
     38,100  Abbott Laboratories                       $   1,524,000
     36,100  Bristol-Myers Squibb Co.                        835,715
     60,100  Johnson & Johnson Co.                         3,227,971
                                                       -------------
                                                       $   5,587,686
                                                       -------------
             HEALTH CARE EQUIPMENT - 0.8%
     46,700  Becton, Dickinson & Co.                   $   1,433,223
                                                       -------------
             MANAGED HEALTH CARE - 0.3%
      3,500  UnitedHealth Group, Inc.                  $     292,250
      3,500  Wellpoint Health Networks Inc.*                 249,060
                                                       -------------
                                                       $     541,310
                                                       -------------
             TOTAL HEALTH CARE EQUIPMENT & SERVICES    $   7,562,219
                                                       -------------
             PHARMACEUTICALS & BIOTECHNOLOGY - 6.4%
             PHARMACEUTICALS - 6.4%
     28,500  Eli Lilly & Co.                           $   1,809,750
     44,100  Merck & Co., Inc.                             2,496,501
     36,400  Novartis AG (A.D.R.)                          1,336,972
     49,500  Pfizer, Inc.                                  1,513,215
     12,100  Roche Holdings AG (A.D.R.)                      845,866
    157,600  Schering Plough Corp.                         3,498,720
                                                       -------------
                                                       $  11,501,024
                                                       -------------
             TOTAL PHARMACEUTICALS & BIOTECHNOLOGY     $  11,501,024
                                                       -------------

   The accompanying notes are an integral part of these financial statements.

     SHARES                                                    VALUE
             BANKS - 8.2%
     13,500  Bank of America Corp.                     $     939,195
     75,100  The Bank of New York Co., Inc.                1,799,396
     22,600  First Tennessee National Corp.                  812,244
     12,400  Huntington Bancshares, Inc.                     232,004
     55,000  Mellon Bank Corp.                             1,436,050
     90,700  National City Corp.                           2,477,924
     33,800  SunTrust Banks, Inc.                          1,923,896
     49,600  State Street Corp.                            1,934,400
     29,300  Wells Fargo & Co.                             1,373,291
     31,600  Washington Mutual, Inc.                       1,091,148
     15,400  Zions Bancorporation                            605,975
                                                       -------------
                                                       $  14,625,523
                                                       -------------
             TOTAL BANKS                               $  14,625,523
                                                       -------------
             DIVERSIFIED FINANCIALS - 3.3%
             DIVERSIFIED FINANCIAL SERVICES - 3.3%
     30,400  American Express Co.                      $   1,074,640
     29,400  Federated Investors Inc.*                       745,878
     39,400  Merrill Lynch & Co., Inc.                     1,495,230
     20,400  Morgan Stanley, Dean Witter & Co.               814,368
     65,100  T. Rowe Price Associates, Inc.                1,775,928
                                                       -------------
                                                       $   5,906,044
                                                       -------------
             TOTAL DIVERSIFIED FINANCIALS              $   5,906,044
                                                       -------------
             INSURANCE - 3.9%
             INSURANCE BROKERS - 1.1%
     44,000  Marsh & McLennan Co., Inc.                $   2,033,240
                                                       -------------
             MULTI-LINE INSURANCE - 1.0%
     29,600  American International Group, Inc.        $   1,712,360
                                                       -------------
             PROPERTY & CASUALTY INSURANCE - 1.8%
     36,700  Chubb Corp.                               $   1,915,740
     22,000  Safeco Corp.                                    762,740
     18,300  St. Paul Companies, Inc.                        623,115
                                                       -------------
                                                       $   3,301,595
                                                       -------------
             TOTAL INSURANCE                           $   7,047,195
                                                       -------------
             SOFTWARE & SERVICES - 3.5%
             APPLICATION SOFTWARE - 2.9%
     28,600  Adobe Systems, Inc.                       $     712,426
     32,100  BMC Software, Inc.*                             549,231
     47,600  Microsoft Corp.*                              2,460,920
     33,000  Synopsys, Inc.*                               1,522,950
                                                       -------------
                                                       $   5,245,527
                                                       -------------
             SYSTEMS SOFTWARE - 0.6%
     30,200  Computer Sciences Corp.*                  $   1,040,390
                                                       -------------
             TOTAL SOFTWARE & SERVICES                 $   6,285,917
                                                       -------------
             TECHNOLOGY HARDWARE & EQUIPMENT - 7.4%
             COMPUTER HARDWARE - 2.9%
     33,600  Dell Computer Corp.*                      $     898,464
     51,000  IBM Corp.                                     3,952,500
    103,800  Sun Microsystems, Inc.*                         322,818
                                                       -------------
                                                       $   5,173,782
                                                       -------------
             ELECTRONIC EQUIPMENT &
             INSTRUMENTS - 0.1%
     24,800  Veeco Instruments, Inc.*                  $     286,688
                                                       -------------
             SEMICONDUCTOR EQUIPMENT - 1.2%
     95,100  Applied Materials, Inc.*                  $   1,239,153
     30,300  Novellus Systems, Inc.*                         850,824
                                                       -------------
                                                       $   2,089,977
                                                       -------------
             SEMICONDUCTORS - 2.0%
     46,000  Altera Corp.*                             $     567,640
    100,700  Intel Corp.                                   1,567,899
     90,800  Texas Instruments, Inc.                       1,362,908
                                                       -------------
                                                       $   3,498,447
                                                       -------------
             TELECOMMUNICATIONS EQUIPMENT - 1.2%
    118,200  Motorola, Inc.                            $   1,022,430
     69,200  Nokia Corp. (A.D.R.)                          1,072,600
                                                       -------------
                                                       $   2,095,030
                                                       -------------
             TOTAL TECHNOLOGY HARDWARE & EQUIPMENT     $  13,143,924
                                                       -------------
             TELECOMMUNICATION SERVICES - 3.9%
             INTEGRATED TELECOMUNICATION
             SERVICES -3.9%
     15,000  Alltel Corp.                              $     765,000
     92,900  BellSouth Corp.                               2,403,323
    140,700  SBC Communications, Inc.                      3,814,377
                                                       -------------
                                                       $   6,982,700
                                                       -------------
             TOTAL TELECOMMUNICATION SERVICES          $   6,982,700
                                                       -------------
             UTILITIES - 2.1%
             ELECTRIC UTILITIES - 0.9%
     21,400  American Electric Power Co., Inc.*        $     584,862
      6,200  Consolidated Edison, Inc.                       265,484
     37,000  DPL, Inc.                                       567,580
      9,300  Southern Co.                                    264,027
                                                       -------------
                                                       $   1,681,953
                                                       -------------
             GAS UTILITIES - 0.7%
     17,900  KeySpan Energy Corp.                      $     630,796
     24,700  Vectren Corp.                                   568,100
                                                       -------------
                                                       $   1,198,896
                                                       -------------
             WATER UTILITIES - 0.5%
     19,700  American Water Works Co., Inc.            $     895,954
                                                       -------------
             TOTAL UTILITIES                           $   3,776,803
                                                       -------------
             TOTAL COMMON STOCKS
             (Cost $197,561,592)                       $ 169,738,703
                                                       -------------

   The accompanying notes are an integral part of these financial statements.

  PRINCIPAL
     AMOUNT                                                    VALUE
             TEMPORARY CASH INVESTMENT - 5.0%
             REPURCHASE AGREEMENT - 5.0%
$ 8,900,000  Credit Suisse First Boston, Inc.,
             1.05% dated 12/31/02, repurchase
             price of $8,900,000 plus accrued
             interest on 1/2/03 collateralized by
             $8,758,000 U.S. Treasury Bonds,
             3.25%, 12/31/03                           $   8,900,000
                                                       -------------
             TOTAL TEMPORARY CASH
             INVESTMENT
             (Cost $8,900,000)                         $   8,900,000
                                                       -------------
             TOTAL COMMON STOCKS
             AND TEMPORARY CASH
             INVESTMENT - 100%
             (Cost $206,461,592)                       $ 178,638,703
                                                       =============

*    Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

PIONEER FUND VCT PORTFOLIO                      PIONEER VARIABLE CONTRACTS TRUST

FINANCIAL HIGHLIGHTS

                                                                                   YEAR ENDED     YEAR ENDED     5/1/00 TO
                                                                                    12/31/02       12/31/01       12/31/00
CLASS II
Net asset value, beginning of period                                               $    19.05     $    22.65     $   23.28
                                                                                   ----------     ----------     ---------
Increase (decrease) from investment operations:
   Net investment gain (loss)                                                      $     0.13     $     0.14     $    0.12
   Net realized and unrealized gain (loss) on investments                               (3.78)         (2.59)        (0.45)
                                                                                   ----------     ----------     ---------
    Net increase (decrease) from investment operations                             $    (3.66)    $    (2.45)    $   (0.33)
Distributions to shareowners:
   Net investment income (loss)                                                         (0.14)         (0.13)        (0.17)
   Net realized gain (loss)                                                                --          (1.02)        (0.13)
                                                                                   ----------     ----------     ---------
Net increase (decrease) in net asset value                                         $    (3.80)    $    (3.60)    $   (0.63)
                                                                                   ----------     ----------     ---------
Net asset value, end of period                                                     $    15.25     $    19.05     $   22.65
                                                                                   ==========     ==========     =========
Total return*                                                                          (19.25)%       (11.09)%       (1.61)%
Ratio of net expenses to average net assets +                                            1.06%          1.04%         0.93%**
Ratio of net investment income to average net assets +                                   0.84%          0.49%         0.47%**
Portfolio turnover rate                                                                    11%             7%           19%**
Net assets, end of period (in thousands)                                           $   36,218     $   12,674     $   2,894
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
   Net expenses                                                                          1.06%          1.04%         0.93%**
   Net investment income                                                                 0.84%          0.49%         0.47%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
   Net expenses                                                                          1.06%          1.04%         0.93%**
   Net investment income                                                                 0.84%          0.49%         0.47%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+  Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER FUND VCT PORTFOLIO                      PIONEER VARIABLE CONTRACTS TRUST

BALANCE SHEETS 12/31/02

ASSETS:
 Investment in securities, at value and temporary cash investments,
  at amortized cost (cost $206,461,592)                                $ 178,638,703
 Cash                                                                         28,508
 Receivables -
  Investment securities sold                                                 726,176
  Fund shares sold                                                           128,003
  Dividends, interest and foreign taxes withheld                             235,520
 Other                                                                            28
                                                                       -------------
     Total assets                                                      $ 179,756,938
                                                                       -------------
LIABILITIES:
 Payables -
  Investment securities purchased                                      $   1,328,877
  Fund shares repurchased                                                    147,713
 Due to affiliates                                                           123,243
 Accrued expenses                                                             46,884
                                                                       -------------
     Total liabilities                                                 $   1,646,717
                                                                       -------------
NET ASSETS:
 Paid-in capital                                                       $ 231,524,167
 Accumulated undistributed net investment income                              10,888
 Accumulated net realized loss                                           (25,601,945)
 Net unrealized gain (loss) on:
  Investments                                                            (27,822,889)
                                                                       -------------
     Total net assets                                                  $ 178,110,221
                                                                       -------------
NET ASSET VALUE PER SHARE:
 CLASS I:
 (Unlimited number of shares authorized)
 Net assets                                                            $ 141,892,286
 Shares outstanding                                                        9,283,681
                                                                       =============
 Net asset value per share                                             $       15.28
 CLASS II:
 (Unlimited number of shares authorized)
 Net assets                                                            $  36,217,935
 Shares outstanding                                                        2,374,437
                                                                       =============
 Net asset value per share                                             $       15.25

   The accompanying notes are an integral part of these financial statements.

PIONEER FUND VCT PORTFOLIO                      PIONEER VARIABLE CONTRACTS TRUST

STATEMENTS OF OPERATIONS

                                                                    YEAR ENDED
                                                                     12/31/02
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $35,272)              $   3,583,238
 Interest                                                                141,263
 Income on securities loaned, net                                          1,671
                                                                   -------------
 Total investment income                                           $   3,726,172
                                                                   -------------
EXPENSES:
 Management fees                                                   $   1,304,824
 Transfer agent fees                                                       3,297
 Distribution fees (Class II)                                             66,710
 Administrative fees                                                      46,472
 Custodian fees                                                           32,910
 Professional fees                                                        37,877
 Printing                                                                145,318
 Fees and expenses of nonaffiliated trustees                               4,206
 Miscellaneous                                                             4,474
                                                                   -------------
   Total expenses                                                  $   1,646,088
                                                                   -------------
     Net investment income (loss)                                  $   2,080,084
                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
  Investments                                                      $ (18,575,396)
  Forward foreign currency contracts and other assets
   and liabilities denominated in foreign currencies                        (555)
                                                                   -------------
                                                                   $ (18,575,951)
                                                                   -------------
 Change in net unrealized gain or loss from:
  Investments                                                      $ (27,945,273)
                                                                   -------------
 Net gain (loss) on investments and foreign currency transactions  $ (46,521,224)
                                                                   =============
 Net increase (decrease) in net assets resulting from operations   $ (44,441,140)
                                                                   =============

   The accompanying notes are an integral part of these financial statements.

PIONEER FUND VCT PORTFOLIO                      PIONEER VARIABLE CONTRACTS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                               YEAR            YEAR
                                                              ENDED            ENDED
                                                             12/31/02        12/31/01
FROM OPERATIONS:
Net investment income (loss)                              $   2,080,084    $   1,728,049
Net realized gain (loss) on investments                     (18,575,951)      (6,877,079)
Change in net unrealized gain or loss
  on investments and foreign currency transactions          (27,945,273)     (20,287,635)
                                                          -------------    -------------
    Net increase (decrease) in net assets
     resulting from operations                            $ (44,441,140)   $ (25,436,665)
                                                          -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
  Class I                                                 $  (1,805,575)   $  (1,709,836)
  Class II                                                     (263,066)         (44,564)
Net realized gain
  Class I                                                             -      (10,092,777)
  Class II                                                            -         (266,764)
                                                          -------------    -------------
    Total distributions to shareowners                    $  (2,068,641)   $ (12,113,941)
                                                          -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $  54,299,089    $  34,292,085
Reinvestment of distributions                                 2,068,642       12,113,941
Cost of shares repurchased                                  (43,581,678)     (22,023,265)
                                                          -------------    -------------
    Net increase (decrease) in net assets
     resulting from fund share transactions               $  12,786,053    $  24,382,761
                                                          -------------    -------------
    Net increase (decrease) in net assets                 $ (33,723,728)   $ (13,167,845)
                                                          -------------    -------------
NET ASSETS:
Beginning of year                                           211,833,949      225,001,794
                                                          -------------    -------------
End of year                                               $ 178,110,221    $ 211,833,949
                                                          =============    =============
Accumulated undistributed net investment income (loss),
  end of year                                             $      10,888    $           -
                                                          =============    =============

   The accompanying notes are an integral part of these financial statements.

PIONEER FUND VCT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS 12/31/02

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of sixteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

DIVERSIFIED PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio) Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio)
    (Formerly International Growth)
   Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio
   Pioneer Mid Cap Value VCT Portfolio (Mid-Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity-Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio) Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio)

NON-DIVERSIFIED PORTFOLIOS:

   Pioneer Science & Technology VCT Portfolio (Science & Technology Portfolio)
    (liquidated as of close of business on January 24, 2003)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio)
    (Formerly Real Estate Growth Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)

Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The investment objective of Fund Portfolio is to seek capital appreciation.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods.

Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolio are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. FUTURES CONTRACTS

   The Portfolios may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolios are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolios, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolios.

   Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of December 31, 2002, Fund Portfolio had no open contracts.

C. FOREIGN CURRENCY TRANSLATION

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D. FORWARD FOREIGN CURRENCY CONTRACTS

   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. As of December 31, 2002, the Portfolio had no open portfolio hedges or outstanding forward currency settlement contracts.

E. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2002, Fund VCT Portfolio had a capital loss carryforward of $20,927,218 which will expire between 2009 and 2010 if not utilized.

   The Portfolio elected to defer $4,582,695 of capital losses recognized between November 1, 2002 and December 31, 2002 to its fiscal year ending December 31, 2003.

   At December 31, 2002, the Portfolio made reclassifications as described below. These reclassifications have no impact on the net asset value of the Portfolio and are designed to present the portfolios' capital accounts on a tax basis.

                           ACCUMULATED NET     ACCUMULATED
                              INVESTMENT      REALIZED GAIN/
PORTFOLIO                    INCOME/LOSS          LOSS           PAID-IN CAPITAL
--------------------------------------------------------------------------------
Fund Portfolio                $ (555)             $ 555               $ -

The following shows the tax character of distributions paid during the periods ended December 31, 2001 and December 31, 2002 as well as the components of distributable earnings (accumulated losses) on a tax basis as of December 31, 2002. These amounts do not include the capital loss carryforwards detailed above.

                                          PIONEER
                                           FUND
                                       VCT PORTFOLIO
                                           2002             2001
--------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                        $   2,068,641    $  4,747,645
Long- Term capital gain                            -       7,366,286
                                       -----------------------------
                                       $   2,068,641    $ 12,113,941
Return of Capital                                  -               -
                                       -----------------------------
  Total distributions                  $   2,068,641    $ 12,113,941
                                       -----------------------------
DISTRIBUTABLE EARNINGS
  (ACCUMULATED LOSSES):
Undistributed ordinary income          $      10,888    $          -
Undistributed long-term gain                       -               -
Unrealized appreciation/depreciation     (27,914,921)         42,033
                                       -----------------------------
  Total                                $ (27,904,033)   $     42,033
                                       =============================

F. PORTFOLIO SHARES

   The Portfolio records sales and repurchases of its portfolio shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc.
   (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $1,020,781 in commissions on the sale of trust shares for the year ended December 31, 2002. Distributions to shareowners are recorded on the ex-dividend date.

G. SECURITIES LENDING

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and records unrealized gains or losses in the fair value of the securities loaned that may occur during the term of the loan. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian. As of December 31, 2002, the Portfolio had no securities on loan.

H. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the following annual rate of 0.65% of the Portfolios' average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2002, $114,231 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $527 in transfer agent fees payable to PIMSS at December 31, 2002.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $8,485 payable to PFD at December 31, 2002.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At December 31, 2002, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                                         NET
                                       GROSS           GROSS         APPRECIATION/
PORTFOLIO            TAX COST       APPRECIATION    DEPRECIATION    (DEPRECIATION)
----------------------------------------------------------------------------------
Fund Portfolio    $ 206,553,624     $ 10,296,903    $ (38,211,824)   $  27,914,921

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than temporary cash investments for the year ended December 31, 2002, were $29,426,669 and 21,746,989, respectively.

7. CAPITAL SHARES

At December 31, 2002, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                 '02 SHARES      '02 AMOUNT      '01 SHARES     '01 AMOUNT
-------------------------------------------------------------------------------------------
FUND PORTFOLIO
CLASS I:
Shares sold                         724,147    $  12,875,126      1,083,435    $ 22,410,451
Reinvestment of distributions       108,860        1,805,576        587,113      11,802,613
Shares repurchased               (1,989,049)     (32,131,119)    (1,028,010)    (20,460,802)
                               ------------------------------------------------------------
  Net increase                   (1,156,042)   $ (17,450,417)       642,538    $ 13,752,262
                               ============================================================
CLASS II:
SHARES SOLD                       2,408,611    $  41,423,963        602,236    $ 11,881,634
Reinvestment of distributions        16,342          263,066         15,547         311,328
Shares repurchased                 (715,895)     (11,450,559)       (80,202)     (1,562,463)
                               ------------------------------------------------------------
  Net increase                    1,709,058    $  30,236,470        537,581    $ 10,630,499
                               ============================================================

8. CHANGE IN INDEPENDENT AUDITORS

On April 1, 2002, Arthur Andersen LLP resigned as independent auditors of the Trust. The reports of Arthur Andersen LLP on the financial statements and financial highlights of the Trust for the past fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle. In connection with its audits for the most recent fiscal year and through April 1, 2002, there were no disagreements with Arthur Andersen LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope of procedure, which disagreements, if not resolved to the satisfaction of Arthur Andersen LLP, would have caused them to make reference thereto in their report on the financial statements for such year. The Trust, with the approval of its Board of Trustees and Audit Committee, engaged Ernst & Young LLP as independent auditors as of May 4, 2002.

PIONEER FUND VCT PORTFOLIO

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES OF PIONEER VARIABLE CONTRACTS TRUST
AND THE CLASS II SHAREOWNERS OF PIONEER FUND VCT PORTFOLIO:

We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer Fund VCT Portfolio, one of the portfolios constituting Pioneer Variable Contracts Trust (the Trust) as of December 31, 2002, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2001 and financial highlights for each of the two years in the period then ended were audited by other auditors who have ceased operations and whose report dated February 8, 2002 expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Fund VCT Portfolio of Pioneer Variable Contracts Trust at December 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                          /s/ Ernest & Young LLP

Boston, Massachusetts
February 10, 2003

PIONEER VARIABLE CONTRACTS TRUST

TRUSTEES, OFFICERS AND SERVICE PROVIDERS

INVESTMENT ADVISER
Pioneer Investment Management, Inc.

CUSTODIAN
Brown Brothers Harriman & Co.

INDEPENDENT AUDITORS
Ernst & Young LLP

PRINCIPAL UNDERWRITER
Pioneer Funds Distributor, Inc.

LEGAL COUNSEL
Hale and Dorr LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
Pioneer Investment Management Shareholder Services, Inc.

The fund's Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 50 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

The fund's statement of additional information provides more detailed information regarding the fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

INTERESTED TRUSTEES

                               POSITION HELD        TERM OF OFFICE AND     PRINCIPAL OCCUPATION               OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS          WITH THE FUND        LENGTH OF SERVICE      DURING PAST FIVE YEARS             HELD BY THIS TRUSTEE
John F. Cogan, Jr. (76)*       Chairman of the      Trustee since 1994.    Deputy Chairman and a Director     Director of Harbor
                               Board, Trustee and   Serves until           of Pioneer Global Asset            Global Company, Ltd.
                               President            retirement or          Management S.p.A. ("PGAM");
                                                    removal.               Non-Executive Chairman and a
                                                                           Director of Pioneer Investment
                                                                           Management USA Inc.
                                                                           ("PIM-USA"); Chairman and a
                                                                           Director of Pioneer and the
                                                                           various Momentum Funds;
                                                                           Director, Pioneer Alternative
                                                                           Investments; Director and
                                                                           Chairman of the Supervisory
                                                                           Board of Pioneer Czech
                                                                           Investment Company, a.s.;
                                                                           President of all of the
                                                                           Pioneer Funds; and Of Counsel
                                                                           (since 2000, partner prior to
*Mr. Cogan is an interested trustee because he is an officer               2000), Hale and Dorr LLP
or director of the fund's investment adviser and certain of                (counsel to PIM-USA and the
its affiliates.                                                            Pioneer Funds)

Daniel T. Geraci (45)**        Trustee and          Trustee since          Director and CEO-US of PGAM        None
                               Executive Vice       October, 2001.         since November 2001; Director,
                               President            Serves until           Chief Executive Officer and
                                                    retirement or          President of PIM-USA since
                                                    removal.               October 2001; Director of
                                                                           Pioneer Investment Management
                                                                           Shareholder Services, Inc.
                                                                           ("PIMSS") since October 2001;
                                                                           President and a Director of
                                                                           Pioneer and Pioneer Funds
                                                                           Distributor, Inc. ("PFD")
                                                                           (Chairman) since October 2001;
                                                                           Executive Vice President of
                                                                           all of the Pioneer Funds since
                                                                           October 2001; President of
                                                                           Fidelity Private Wealth
                                                                           Management Group from 2000
                                                                           through October 2001; and
                                                                           Executive Vice
                                                                           President-Distribution and
                                                                           Marketing of Fidelity
                                                                           Investments Institutional
**Mr. Geraci is an interested trustee because he is an                     Services and Fidelity
officer, director and employee of the fund's investment                    Investments Canada Ltd. prior
adviser and certain of its affiliates.                                     to 2000

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INDEPENDENT TRUSTEES

                               POSITION HELD        TERM OF OFFICE AND     PRINCIPAL OCCUPATION               OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS          WITH THE FUND        LENGTH OF SERVICE      DURING PAST FIVE YEARS             HELD BY THIS TRUSTEE
Mary K. Bush (54)              Trustee              Trustee since          President, Bush International      Director and/or
3509 Woodbine Street,                               September, 2000.       (international financial           Trustee of Brady
Chevy Chase, MD 20815                               Serves until           advisory firm)                     Corporation
                                                    retirement or                                             (industrial
                                                    removal.                                                  identification and
                                                                                                              specialty coated
                                                                                                              material products
                                                                                                              manufacturer),
                                                                                                              Mortgage Guaranty
                                                                                                              Insurance
                                                                                                              Corporation, R.J.
                                                                                                              Reynolds Tobacco
                                                                                                              Holdings, Inc.
                                                                                                              (tobacco) and
                                                                                                              Student Loan
                                                                                                              Marketing
                                                                                                              Association
                                                                                                              (secondary marketing
                                                                                                              of student loans)

Richard H. Egdahl, M.D. (76)   Trustee              Trustee since 1995.    Alexander Graham Bell              None
Boston University Healthcare                        Serves until           Professor of Health Care
Entrepreneurship Program,                           retirement or          Entrepreneurship, Boston
53 Bay State Road,                                  removal.               University; Professor of
Boston, MA 02215                                                           Management, Boston University
                                                                           School of Management;
                                                                           Professor of Public Health,
                                                                           Boston University School of
                                                                           Public Health; Professor of
                                                                           Surgery, Boston University
                                                                           School of Medicine; and
                                                                           University Professor, Boston
                                                                           University

Margaret B.W. Graham (55)      Trustee              Trustee since          Founding Director, The             None
1001 Sherbrooke                                     September, 2000.       Winthrop Group, Inc.
Street West,                                        Serves until           (consulting firm); Professor
Montreal, Quebec, Canada                            retirement or          of Management, Faculty of
                                                    removal.               Management, McGill University

Marguerite A. Piret (54)       Trustee              Trustee since 1995.    President and Chief Executive      None
One Boston Place,                                   Serves until           Officer, Newbury, Piret &
28th Floor,                                         retirement or          Company, Inc. (investment
Boston, MA 02108                                    removal.               banking firm)

Stephen K. West (74)           Trustee              Trustee since 1999.    Senior Counsel, Sullivan &         Director, The Swiss
125 Broad Street,                                   Serves until           Cromwell (law firm)                Helvetia Fund, Inc.
New York, NY 10004                                  retirement or                                             (closed-end
                                                    removal.                                                  investment company)
                                                                                                              and AMVESCAP PLC
                                                                                                              (investment
                                                                                                              managers)

John Winthrop (66)             Trustee              Trustee since          President, John Winthrop &         None
One North Adgers Wharf,                             September, 2002.       Co., Inc. (private investment
Charleston, SC 29401                                Serves until           firm)
                                                    retirement or
                                                    removal.

FUND OFFICERS

                               POSITION HELD        TERM OF OFFICE AND     PRINCIPAL OCCUPATION               OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS          WITH THE FUND        LENGTH OF SERVICE      DURING PAST FIVE YEARS             HELD BY THIS TRUSTEE
Joseph P. Barri (56)           Secretary            Since 1994. Serves     Partner, Hale and Dorr LLP;        None
                                                    at the discretion of   Secretary of all of the
                                                    Board                  Pioneer Funds

Dorothy E. Bourassa (55)       Assistant Secretary  Since November,        Secretary of PIM-USA; Senior       None
                                                    2000. Serves at the    Vice President-Legal of
                                                    discretion of Board    Pioneer; and Secretary/Clerk
                                                                           of most of PIM-USA's
                                                                           subsidiaries since October
                                                                           2000; Assistant Secretary of
                                                                           all of the Pioneer Funds since
                                                                           November 2000; Senior Counsel,
                                                                           Assistant Vice President and
                                                                           Director of Compliance of
                                                                           PIM-USA from April 1998
                                                                           through October 2000; Vice
                                                                           President and Assistant
                                                                           General Counsel, First Union
                                                                           Corporation from December 1996
                                                                           through March 1998

Vincent Nave (57)              Treasurer            Since November,        Vice President-Fund                None
                                                    2000. Serves at the    Accounting, Administration and
                                                    discretion of Board    Custody Services of Pioneer
                                                                           (Manager from September 1996
                                                                           to February 1999); and
                                                                           Treasurer of all of the
                                                                           Pioneer Funds (Assistant
                                                                           Treasurer from June 1999 to
                                                                           November 2000)

Luis I. Presutti (37)          Assistant Treasurer  Since November,        Assistant Vice President-Fund      None
                                                    2000. Serves at the    Accounting, Administration and
                                                    discretion of Board    Custody Services of Pioneer
                                                                           (Fund Accounting Manager from
                                                                           1994 to 1999); and Assistant
                                                                           Treasurer of all of the
                                                                           Pioneer Funds since November
                                                                           2000

Gary Sullivan (44)             Assistant Treasurer  Since May, 2002.       Fund Accounting Manager-Fund       None
                                                    Serves at the          Accounting, Administration and
                                                    discretion of Board    Custody Services of Pioneer;
                                                                           and Assistant Treasurer of all
                                                                           of the Pioneer Funds since May
                                                                           2002

Alan Janson (31)               Assistant Treasurer  Since July, 2002.      Manager, Valuation Risk and        None
                                                    Serves at the          Information Technology-Fund
                                                    discretion of Board    Accounting, Administration and
                                                                           Custody Services of Pioneer
                                                                           since March 2002; and
                                                                           Assistant Treasurer of all of
                                                                           the Pioneer Funds since July
                                                                           2002. Manager, Valuation Risk
                                                                           and Performance Reporting of
                                                                           Pioneer from June 2000 to
                                                                           February 2002; Member of
                                                                           Pioneer Pricing Group from
                                                                           1996 to 2000 (promoted to
                                                                           Manager in 1998)

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                            THIS PAGE FOR YOUR NOTES.

                                       20
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[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


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